Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation expense	$ 18,630	$ 17,267	$ 64,810	$ 82,616